Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financial Instruments (Detail)
In Millions, unless otherwise specified
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2013 Level 3 USD ($)	Mar. 31, 2013 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2013 Carrying amount USD ($)	Mar. 31, 2013 Carrying amount JPY (¥)	Mar. 31, 2012 Carrying amount JPY (¥)	Mar. 31, 2013 Estimated fair value USD ($)	Mar. 31, 2013 Estimated fair value JPY (¥)	Mar. 31, 2012 Estimated fair value JPY (¥)	Mar. 31, 2013 Estimated fair value Level 1 USD ($)	Mar. 31, 2013 Estimated fair value Level 1 JPY (¥)	Mar. 31, 2012 Estimated fair value Level 1 JPY (¥)	Mar. 31, 2013 Estimated fair value Level 2 USD ($)	Mar. 31, 2013 Estimated fair value Level 2 JPY (¥)	Mar. 31, 2012 Estimated fair value Level 2 JPY (¥)	Mar. 31, 2013 Estimated fair value Level 3 USD ($)	Mar. 31, 2013 Estimated fair value Level 3 JPY (¥)	Mar. 31, 2012 Estimated fair value Level 3 JPY (¥)
Assets (Liabilities)
Cash and cash equivalents	$ 18,270	¥ 1,718,297	$ 17,854	¥ 1,679,200	¥ 2,080,709	¥ 1,865,746				$ 18,270	¥ 1,718,297	¥ 1,679,200	$ 18,270	¥ 1,718,297	¥ 1,679,200	$ 14,273	¥ 1,342,356	¥ 1,444,276	$ 3,997	¥ 375,941	¥ 234,924
Time deposits	1,135	106,700		80,301						1,135	106,700	80,301	1,135	106,700	80,301				1,135	106,700	80,301
Total finance receivables, net							351	32,974	32,056	118,495	11,144,427	8,879,731	121,584	11,434,936	9,137,936							121,584	11,434,936	9,137,936
Other receivables	4,601	432,693		408,547						4,601	432,693	408,547	4,601	432,693	408,547							4,601	432,693	408,547
Short-term borrowings	(43,482)	(4,089,528)		(3,450,649)						(43,482)	(4,089,528)	(3,450,649)	(43,482)	(4,089,528)	(3,450,649)				(43,482)	(4,089,528)	(3,256,078)			(194,571)
Long-term debt including the current portion										$ (106,548)	¥ (10,020,853)	¥ (8,533,549)	$ (108,710)	¥ (10,224,138)	¥ (8,683,193)				$ (98,298)	¥ (9,244,942)	¥ (7,835,970)	$ (10,412)	¥ (979,196)	¥ (847,223)